Risk management - Wholesale Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,089	€ 16,438
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	6,063	8,359
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	1,320	2,000
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	361	720
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	454	659
Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	288	580
Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	583	1,044
Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	54	205
Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	6	33
Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	520	203
Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	1,421	2,176
Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	1,025	1,353
Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1,198	1,107
Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	87	217
Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	68	61
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	8,047	10,853
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,919	5,880
Of which: performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	1,254	1,917
Of which: performing | Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	301	630
Of which: performing | Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	446	651
Of which: performing | Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	148	466
Of which: performing | Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	425	721
Of which: performing | Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	19	157
Of which: performing | Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	0	0
Of which: performing | Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	519	189
Of which: performing | Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	1,142	1,749
Of which: performing | Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	532	1,032
Of which: performing | Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	277	143
Of which: performing | Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	87	132
Of which: performing | Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	23	10
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,042	5,585
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,144	2,478
Of which: non-performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	66	84
Of which: non-performing | Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	60	90
Of which: non-performing | Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	8	8
Of which: non-performing | Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	139	115
Of which: non-performing | Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Forborne assets	158	323
Of which: non-performing | Wholesale Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	34	48
Of which: non-performing | Wholesale Banking | Norway
Disclosure of credit risk exposure [line items]
Forborne assets	6	33
Of which: non-performing | Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	0	14
Of which: non-performing | Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	279	427
Of which: non-performing | Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	493	321
Of which: non-performing | Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	921	964
Of which: non-performing | Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	0	85
Of which: non-performing | Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	€ 45	€ 51